CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in dollars per share)		$ 0.0001
Common stock, shares authorized		96,248,541
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	4,000,000,000	54,307,968	54,307,968
Common stock, shares issued	38,174,853	9,763,838	6,854,576
Common stock, shares outstanding	38,174,853	9,763,838	6,854,576
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	41,925,572	41,925,572
Common stock, shares issued	33,825,370	31,125,370	25,725,370
Common stock, shares outstanding	33,825,370	31,125,370	25,725,370
Common Class C [Member]
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		15,000	15,000
Common stock, shares issued		0	5,000
Common stock, shares outstanding		0	5,000